INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 29, 2021	Jul. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 128,407,000	$ 458,557,000
Equity method investments	126,534,000	458,557,000
Cost method investments	1,873,000	0
Income tax expense related to equity method investment	800,000	1,600,000
Goodwill	511,333,000	234,161,000	$ 221,102,000
Contingent consideration	7,260,000	10,698,000	16,667,000
Gain on disposal of equity method investments	$ 1,096,000	$ 0	0
Moorberries BV
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired	100.00%
Fruktimporten Stockholm
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired	83.20%
OTC Organics BV
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired	100.00%
2021 Step-Up Acquisitions
Schedule of Equity Method Investments [Line Items]
Total carrying value of investees	$ 4,300,000
Payments to acquire investments	8,100,000
Gain from investments acquired	7,700,000
Goodwill	15,200,000
Eco Farms
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired		65.00%
Total carrying value of investees		$ 5,300,000
Payments to acquire investments		5,900,000
Contingent consideration		700,000
Gain from investments acquired		0
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Equity method investments	0	340,485,000	313,289,000	$ 259,000,000
Goodwill		328,794,000		328,794,000
Gain from investments acquired	$ 4,023,000	$ 0	$ 0
Legacy Dole | Total Produce
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 259,000,000	$ 300,000,000
Ownership percentage	45.00%	45.00%			45.00%
Peviani | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Carrying value of investment sold	$ 9,400,000
Gain on disposal of equity method investments	$ 1,100,000